T. Rowe Price U.S. Large-Cap Core Fund, Inc.
T. Rowe Price U.S. Large-Cap Core Fund Investor Class I Class Advisor Class SUMMARY
Investment Objective
The fund seeks to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price U.S. Large-Cap Core Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price U.S. Large-Cap Core Fund, Inc.	Investor Class	I Class		Advisor Class
Management fees	0.54%	0.54%		0.54%
Distribution and service (12b-1) fees				0.25%
Other expenses	0.27%	0.13%	[1]	0.31%
Total annual fund operating expenses	0.81%	0.67%		1.10%
Fee waiver/expense reimbursement		(0.08%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.81%	0.59%	[1]	1.10%
[1]	T. Rowe Price Associates, Inc., has agreed (through April 30, 2019) to pay the operating expenses of the fund's I Class excluding management fees; interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.05% of the class' average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund's I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund's I Class Operating Expenses to exceed 0.05%. The agreement may be terminated at any time beyond April 30, 2019, with approval by the fund's Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price U.S. Large-Cap Core Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	83	259	450	1,002
I Class	60	198	357	819
Advisor Class	112	350	606	1,340

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 79.7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of large-cap U.S. companies. The fund defines a large-cap company as one whose market cap is larger than the median market cap of companies in the Russell 1000 Index. As of December 31, 2016, the median market cap of the Russell 1000 Index was approximately $9.0 billion. The market capitalization of the companies in the fund’s portfolio and the Russell index changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level.

The fund uses fundamental, bottom-up research and takes a core approach to stock selection, which includes both growth and value styles of investing. Because the fund has the flexibility to look for stocks with either growth or value characteristics, stocks will be selected that we believe have the most favorable combination of company fundamentals, earnings potential, and valuation. The fund expects to normally hold a relatively small portfolio of approximately 40-60 stocks. Sector allocations are largely the result of the fund's focus on bottom-up stock selection.

In selecting stocks for the fund, the adviser typically seeks out companies with one or more of the following characteristics:
  experienced and capable management;
  above-average earnings growth, cash flow growth, or profit margins;
  leading or improving market position or proprietary advantages;
  attractive business niche with the potential to sustain earnings momentum even during times of slow economic growth;
  attractive valuation relative to a company's peers or its own historical norm;
  low stock price relative to a company's underlying asset values; and/or potential to conduct share repurchases.
Through bottom-up fundamental analysis, the fund seeks to identify the most attractively valued large U.S. companies with capital appreciation potential, by placing less emphasis on economic trends, business cycles, or the industry in which the company operates.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund's adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund's objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. Because the fund may hold stocks with either growth or value characteristics, it could underperform other stock funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level. In addition, the relatively small number of holdings in which the fund invests could cause it to be more volatile than comparable funds with a more diversified portfolio.

Market capitalization risks Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

Foreign investing risks The fund's investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund's investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund's performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund's Investor Class. Returns for other share classes vary since they have different expenses.
U.S. Large-Cap Core Fund Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/11	12.41%	Worst Quarter	9/30/11	-15.05%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2016
Average Annual Total Returns - T. Rowe Price U.S. Large-Cap Core Fund, Inc.	1 Year	5 Years	Since inception		Inception date
Investor Class	7.11%	14.75%	14.55%		Jun. 26, 2009
Investor Class | Returns after taxes on distributions	6.87%	13.33%	13.44%		Jun. 26, 2009
Investor Class | Returns after taxes on distributions and sale of fund shares	4.22%	11.60%	11.80%		Jun. 26, 2009
I Class					Nov. 29, 2016
Advisor Class	6.77%	14.61%	14.43%		Jun. 26, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	14.98%	[1]	Jun. 26, 2009
Lipper Large-Cap Core Funds Index	12.28%	13.55%	13.53%	[1]	Jun. 26, 2009
[1]	Return as of 6/26/09.

Updated performance information is available through troweprice.com.